Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner	Limited Common Unitholders	Limited Subordinated Unitholders	Subordinated Series A Unitholders
Balance at Dec. 31, 2011	$ 559,639	$ 1,976	$ 729,550	$ (177,969)	$ 6,082
Balance, Units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Cash distribution paid	(106,878)	(3,690)	(103,188)
Conversion of subordinated units into common units			(177,969)	177,969
Conversion of subordinated units into common units, Units			7,621,843	(7,621,843)
Conversion of subordinated Series A units into common units			6,082		(6,082)
Conversion of subordinated Series A units into common units, Units			1,000,000		(1,000,000)
Proceeds from issuance of common units, net of offering costs (see note 12)	68,563		68,563
Proceeds from issuance of common units, net offering costs, Units (see note 12)			4,600,000
Proceeds from issuance of general partners units (see note 12)	1,472	1,472
Proceeds from issuance of general partners units, Units (see note 12)		93,878
Net income	95,898	2,332	93,566
Balance at Dec. 31, 2012	618,694	2,090	616,604	0	0
Balance, Units at Dec. 31, 2012		1,226,721	60,109,163	0	0
Cash distribution paid	(122,382)	(4,285)	(118,097)
Proceeds from issuance of common units, net of offering costs (see note 12)	148,022		148,022
Proceeds from issuance of common units, net offering costs, Units (see note 12)			10,925,000
Proceeds from issuance of general partners units (see note 12)	3,167	3,167
Proceeds from issuance of general partners units, Units (see note 12)		222,960
Net income	59,006	3,057	55,949
Balance at Dec. 31, 2013	706,507	4,029	702,478	0	0
Balance, Units at Dec. 31, 2013		1,449,681	71,034,163	0	0
Cash distribution paid	(138,994)	(4,867)	(134,127)
Proceeds from issuance of common units, net of offering costs (see note 12)	104,499		104,499
Proceeds from issuance of common units, net offering costs, Units (see note 12)			6,325,000
Proceeds from issuance of general partners units (see note 12)	2,233	2,233
Proceeds from issuance of general partners units, Units (see note 12)		129,082
Net income	74,853	3,628	71,225
Balance at Dec. 31, 2014	$ 749,098	$ 5,023	$ 744,075	$ 0	$ 0
Balance, Units at Dec. 31, 2014		1,578,763	77,359,163	0	0